PROPERTY, PLANT AND EQUIPMENT - Accumulated depreciation and impairment loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	$ 2,610.4
Depreciation	551.2	$ 516.0	$ 542.4
Balance at the end of year	3,152.9	2,610.4
Land, buildings and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	129.3
Balance at the end of year	131.0	129.3
Furniture and equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	220.5
Balance at the end of year	221.0	220.5
Telecommunication networks
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	2,189.8
Balance at the end of year	2,641.5	2,189.8
Projects under development
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	70.8
Balance at the end of year	159.4	70.8
Accumulated amortization and impairment losses
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(6,116.0)	(5,792.2)
Depreciation	551.2	516.0
Retirement, disposals and other	153.0	192.2
Balance at the end of year	(6,514.2)	(6,116.0)	(5,792.2)
Accumulated amortization and impairment losses | Land, buildings and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(99.2)	(95.0)
Depreciation	9.1	6.2
Retirement, disposals and other	2.1	2.0
Balance at the end of year	(106.2)	(99.2)	(95.0)
Accumulated amortization and impairment losses | Furniture and equipment
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(1,096.1)	(1,150.2)
Depreciation	74.2	78.6
Retirement, disposals and other	80.2	132.7
Balance at the end of year	(1,090.1)	(1,096.1)	(1,150.2)
Accumulated amortization and impairment losses | Telecommunication networks
PROPERTY, PLANT AND EQUIPMENT
Balance at the beginning of year	(4,920.7)	(4,547.0)
Depreciation	467.9	431.2
Retirement, disposals and other	70.7	57.5
Balance at the end of year	$ (5,317.9)	$ (4,920.7)	$ (4,547.0)